Summary of Significant Accounting Policies - Schedule of Revenues from Contracts with Customers (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues from contracts with customers	$ 1,704,273	$ 1,726,324	$ 7,546,437	$ 6,352,886
USA [Member] | Service Revenue [Member]
Revenues from contracts with customers	514,955	375,451	2,440,854
USA [Member] | Contract [Member]
Revenues from contracts with customers	160,000	0	40,548	85,919
Australia [Member] | Service Revenue [Member]
Revenues from contracts with customers	567,121	514,183	1,941,078	1,877,755
Australia [Member] | Contract [Member]
Revenues from contracts with customers	$ 462,197	$ 836,690	$ 3,123,957	$ 4,389,212